Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	2016	2015
	(In Thousands)
Current
Federal	$439	$247
State	4	5
Deferred	(115)	(116)
	$328	$136

Schedule of reconciliation of the expected federal statutory tax to the income tax provision
	2016		2015
	Amount	% of Pre-tax Income	Amount	% of Pre-tax Income
Federal Tax at a Statutory rate	$431	34%	$221	34%
State taxes, net of Federal provision	119	9	(223)	(34)
Change in valuation allowance	(178)	(14)	182	28
Nontaxable interest and dividend income	(44)	(3)	(44)	(7)
Other items	-	-	-	-
Income tax provision	$328	26%	$136	21%

Schedule of components of net deferred tax assets
	2016	2015
	(In Thousands)

Deferred tax assets:
Deferred loan origination fees	$95	$43
Allowance for loan losses - Federal	379	314
State tax credits	1,102	1,381
Depreciation	64	81
Supplemental Executive Retirement Plan	290	226
Other-than-temporary impairment loss on securities	-	22
Unrealized loss on securities available for sale and transferred to held to maturity	43	117
Net operating loss	159	-
Other	-	1

	2,132	2,185
Valuation allowance	(1,318)	(1,507)
Total deferred tax assets, net of valuation allowance	814	678

Deferred tax liabilities:
Mortgage servicing rights	(308)	(217)

Total deferred tax liabilities	(308)	(217)

Net deferred tax asset	$506	$461